NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                           August 29, 2025

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -            Eagle Energy Infrastructure Fund

Princeton Adaptive Premium Fund

PFG American Funds® Conservative Income Strategy Fund

PFG American Funds® Growth Strategy Fund

PFG BNY Mellon® Diversifier Strategy Fund

PFG BR Target Allocation Equity Strategy Fund

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

PFG Fidelity Institutional AM® Equity Index Strategy Fund

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

PFG Global Equity Index Strategy Fund

PFG Invesco® Equity Factor Rotation Strategy Fund

PFG Janus Henderson® Balanced Strategy Fund

PFG Janus Henderson® Tactical Income Strategy Fund

PFG JP Morgan® Tactical Aggressive Strategy Fund

PFG JP Morgan® Tactical Moderate Strategy Fund

PFG Meeder Tactical Strategy Fund

PFG MFS® Aggressive Growth Strategy Fund

PFG PIMCO Active Core Bond Strategy Fund

PFG US Equity Index Strategy Fund

Toews Agility Shares Dynamic Tactical Income ETF

Toews Agility Shares Managed Risk ETF

Toews Hedged Oceana Fund

Toews Hedged U.S. Fund

Toews Hedged U.S. Opportunity Fund

Toews Tactical Defensive Alpha Fund

Toews Tactical Income Fund

Toews Unconstrained Income Fund

Post-Effective Amendment No. 1496, 1497, 1498, and 1499 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Eagle Energy Infrastructure Fund, Princeton Adaptive Premium Fund, PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Global Equity Index Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG US Equity Index Strategy Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Tactical Defensive Alpha Fund, Toews Tactical Income Fund, and Toews Unconstrained Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Eagle Energy Infrastructure Fund	1497	0001580642-25-005421	August 25, 2025
Princeton Adaptive Premium Fund	1498	0001580642-25-005422	August 25, 2025
PFG American Funds® Conservative Income Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG American Funds® Growth Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG BNY Mellon® Diversifier Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG BR Target Allocation Equity Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Global Equity Index Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Invesco® Equity Factor Rotation Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Janus Henderson® Balanced Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Janus Henderson® Tactical Income Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG JP Morgan® Tactical Aggressive Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG JP Morgan® Tactical Moderate Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG Meeder Tactical Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG MFS® Aggressive Growth Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG PIMCO Active Core Bond Strategy Fund	1499	0001580642-25-005455	August 26, 2025
PFG US Equity Index Strategy Fund	1499	0001580642-25-005455	August 26, 2025
Toews Agility Shares Dynamic Tactical Income ETF	1496	0001580642-25-005390	August 22, 2025
Toews Agility Shares Managed Risk ETF	1496	0001580642-25-005390	August 22, 2025
Toews Hedged Oceana Fund	1496	0001580642-25-005390	August 22, 2025
Toews Hedged U.S. Fund	1496	0001580642-25-005390	August 22, 2025
Toews Hedged U.S. Opportunity Fund	1496	0001580642-25-005390	August 22, 2025
Toews Tactical Defensive Alpha Fund	1496	0001580642-25-005390	August 22, 2025
Toews Tactical Income Fund	1496	0001580642-25-005390	August 22, 2025
Toews Unconstrained Income Fund	1496	0001580642-25-005390	August 22, 2025

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary